Commitment	12 Months Ended
Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Commitment

Note 7.	Commitment

The Company leases its office and warehouse facility from JK Real Estate, a related party through common family beneficial ownership (see Note 2). The lease has a 20 year term, expiring in July 2021. The Company is a guarantor of the mortgage on the facility which had a balance of approximately $1,346,000 at December 31, 2017; the Company’s maximum exposure. The Company deems that rental income on this lease is sufficient to cover the loan payments under this mortgage. Therefore, the Company did not record any liability related to the mortgage in the consolidated financial statements as the Company does not believe it will be called upon to perform under this guarantee, in accordance with ASC 460, Guarantees.

At December 31, 2017, future minimum lease payments under operating lease agreements are as follows:

2018	203,000
2019	203,000
2020	203,000
2021	102,000
$711,000

Rental and equipment lease expenses amounted to approximately $211,000 and $227,400 for the years ended December 31, 2017 and 2016, respectively.